ACQUIRED INTANGIBLE ASSETS, NET (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Amortization of Intangible Assets	¥ 2,893	¥ 5,944	¥ 6,153
Minimum [Member] | Technology Rights [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	3 years
Maximum [Member] | Technology Rights [Member]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	20 years